Schedule of Investments (unaudited)	iShares® International Select Dividend ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
APA Group	7,521,182	$38,983,462
BHP Group Ltd.	4,812,358	133,662,976
Fortescue Ltd.	5,281,250	65,713,686
IGO Ltd.	5,459,730	19,994,125
Magellan Financial Group Ltd.	1,906,456	12,799,598
Perpetual Ltd.	557,793	8,102,457
		279,256,304
Austria — 1.2%
Oesterreichische Post AG	393,477	12,988,134
OMV AG	889,867	37,232,123
		50,220,257
Belgium — 1.2%
Ageas SA/NV	674,395	32,196,445
Proximus SADP	2,355,965	17,038,634
		49,235,079
Canada — 7.5%
Bank of Nova Scotia (The)	1,422,018	66,401,695
Birchcliff Energy Ltd.	4,239,261	18,392,187
Canadian Utilities Ltd., Class A, NVS	955,004	22,362,858
Emera Inc.	1,168,027	42,164,535
Great-West Lifeco Inc.	673,288	20,223,267
IGM Financial Inc.	482,258	13,664,530
Labrador Iron Ore Royalty Corp.	977,877	21,729,813
Manulife Financial Corp.	1,840,393	49,027,382
Peyto Exploration & Development Corp.	2,847,640	30,443,028
Power Corp. of Canada	1,032,426	29,881,391
		314,290,686
Denmark — 2.1%
AP Moller - Maersk A/S, Class A	14,946	24,278,810
D/S Norden A/S	359,485	15,550,395
Danske Bank A/S	1,554,595	47,543,377
		87,372,582
Finland — 1.5%
Fortum OYJ	4,109,441	63,190,802

France — 7.8%
Ayvens SA(a)	3,045,566	20,161,114
Bouygues SA	763,057	26,345,303
Credit Agricole SA	3,302,507	50,117,073
Orange SA	5,626,318	62,436,742
Rubis SCA	1,008,418	31,583,069
TotalEnergies SE	2,007,726	135,453,826
		326,097,127
Germany — 3.7%
Freenet AG	1,008,372	27,903,747
Hapag-Lloyd AG(a)(b)	108,610	19,283,032
Mercedes-Benz Group AG	1,609,366	106,386,211
		153,572,990
Hong Kong — 6.4%
BOC Hong Kong Holdings Ltd.	11,263,500	32,769,144
CK Hutchison Holdings Ltd.	10,726,500	56,036,394
CK Infrastructure Holdings Ltd.	3,779,000	25,204,977
Hang Seng Bank Ltd.	2,586,500	31,673,824
Henderson Land Development Co. Ltd.	11,730,000	32,947,485
Hysan Development Co. Ltd.	10,053,000	13,767,490
Kerry Properties Ltd.	9,379,500	15,979,218
New World Development Co. Ltd.(b)	11,464,750	10,687,955
PCCW Ltd.	60,896,000	31,573,066
VTech Holdings Ltd.	2,652,500	17,450,980
		268,090,533
Israel — 0.5%
ICL Group Ltd.	4,507,923	18,870,506

Italy — 10.1%
A2A SpA	10,837,945	22,955,528
Anima Holding SpA(a)	1,620,148	8,519,581
Azimut Holding SpA	408,024	10,223,382
Security	Shares	Value

Italy (continued)
Banca Popolare di Sondrio SpA	2,685,602	$20,467,334
Banco BPM SpA	7,510,272	51,998,645
BPER Banca SpA	5,774,332	33,785,799
Enel SpA	16,928,658	120,856,637
Eni SpA	5,609,250	89,746,828
Italgas SpA	4,020,118	21,496,231
Snam SpA	9,201,658	43,971,270
		424,021,235
Netherlands — 4.3%
ING Groep NV	6,099,822	110,717,525
NN Group NV	867,551	43,537,317
SBM Offshore NV	1,496,095	24,246,091
		178,500,933
New Zealand — 0.6%
Spark New Zealand Ltd.	10,249,826	26,341,876

Norway — 1.1%
DNB Bank ASA	2,210,904	45,677,360

South Korea — 3.8%
BNK Financial Group Inc.	2,021,829	14,057,369
DB Insurance Co. Ltd.	192,867	15,583,104
DGB Financial Group Inc.	1,295,494	7,702,722
Hana Financial Group Inc.	694,089	32,884,565
Industrial Bank of Korea	1,686,359	17,207,314
Samsung Securities Co. Ltd.	334,761	10,952,371
Shinhan Financial Group Co. Ltd.	804,529	35,383,924
Woori Financial Group Inc.	2,301,336	26,488,868
		160,260,237
Spain — 8.8%
ACS Actividades de Construccion y Servicios SA	792,892	35,423,776
Bankinter SA	3,370,498	28,788,931
CaixaBank SA	12,385,685	72,236,266
Cia. de Distribucion Integral Logista Holdings SA	726,695	21,520,467
Enagas SA	2,007,112	30,090,530
Mapfre SA	6,853,776	16,609,656
Naturgy Energy Group SA	1,190,110	28,662,348
Redeia Corp. SA	2,370,795	42,093,168
Telefonica SA	20,727,530	93,879,929
		369,305,071
Sweden — 1.2%
Telia Co. AB	17,463,458	50,755,315

Switzerland — 2.6%
Swiss Re AG	362,997	44,751,483
Zurich Insurance Group AG	118,470	65,131,266
		109,882,749
United Kingdom — 24.5%
abrdn PLC	12,180,154	26,637,840
Ashmore Group PLC	4,513,083	10,015,065
British American Tobacco PLC	5,918,847	210,006,787
BT Group PLC	32,956,625	59,766,884
IG Group Holdings PLC	1,839,726	22,217,826
Imperial Brands PLC	3,677,330	101,353,979
Legal & General Group PLC	15,619,784	46,587,971
National Grid PLC	6,937,437	88,023,419
NatWest Group PLC, NVS	13,422,987	63,685,147
OSB Group PLC	2,810,554	18,596,005
Persimmon PLC	1,732,340	35,326,352
Phoenix Group Holdings PLC	5,536,602	38,994,795
Rio Tinto PLC	1,754,059	114,071,536
SSE PLC	2,745,252	66,440,038
Vodafone Group PLC	128,104,679	119,873,887
		1,021,597,531

Total Common Stocks — 95.6%
(Cost: $3,888,318,922)		3,996,539,173

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 2.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	425,574	$36,485,127
Schaeffler AG, Preference Shares, NVS	2,226,066	12,192,148
Volkswagen AG, Preference Shares, NVS	567,347	63,317,612
		111,994,887
South Korea — 0.8%
Hyundai Motor Co., Series 2, Preference Shares, NVS	275,261	33,454,658

Total Preferred Stocks — 3.5%
(Cost: $151,950,338)		145,449,545

Total Long-Term Investments — 99.1%
(Cost: $4,040,269,260)		4,141,988,718

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	9,651,505	9,655,366
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	1,780,000	1,780,000

Total Short-Term Securities — 0.3%
(Cost: $11,430,324)		11,435,366

Total Investments — 99.4%
(Cost: $4,051,699,584)		4,153,424,084

Other Assets Less Liabilities — 0.6%		23,702,632

Net Assets — 100.0%		$4,177,126,716
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,157,169	$—	$(67,511,674	)(a)	$9,964	$(93)	$9,655,366	9,651,505	$655,290	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,560,000	—	(780,000	)(a)	—	—	1,780,000	1,780,000	101,024		—
					$9,964	$(93)	$11,435,366		$756,314		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	40	09/19/24	$5,286	$200,835
Euro STOXX 50 Index	158	09/20/24	8,379	(56,589)
FTSE 100 Index	177	09/20/24	19,034	348,405
				$492,651

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2024

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$135,086	$6,600	(c)	$137,139	0.0%
	Monthly	JPMorgan Chase Bank NA(d)	02/10/25	99,567	14,440	(e)	107,252	0.0
					$21,040		$244,391

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $4,547 of net dividends and financing fees.

(e)	Amount includes $6,755 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2024

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Spain
Red Electrica Corp. SA	7,724	$137,139	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$137,139

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	7,154	$107,252	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$107,252

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$327,278,820	$3,669,260,353	$—	$3,996,539,173
Preferred Stocks	—	145,449,545	—	145,449,545
Short-Term Securities
Money Market Funds	11,435,366	—	—	11,435,366
	$338,714,186	$3,814,709,898	$—	$4,153,424,084
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$570,280	$—	$570,280
Liabilities
Equity Contracts	—	(56,589)	—	(56,589)
	$—	$513,691	$—	$513,691

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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